Net income per ordinary share (Tables)	12 Months Ended
Dec. 31, 2025
Net income per ordinary share
Schedule of basic and diluted net income per ordinary share

	For the year ended
	December 31,	December 31,	December 31,
	2023	2024	2025
	RMB	RMB	RMB
Numerator:
Net income attributable to RLX Technology Inc.	534,328	551,837	921,867
Numerator for basic and diluted net income per ordinary share(i)	534,328	551,837	854,095
Denominator:
Weighted average number of ordinary shares	1,311,401,901	1,232,148,531	1,223,656,660
Denominator used for net income per ordinary share - basic	1,311,401,901	1,232,148,531	1,223,656,660
Adjustments for dilutive options and RSUs	29,043,752	56,763,252	299,077
Denominator for net income per ordinary share - diluted	1,340,445,653	1,288,911,783	1,223,955,737
Net income per ordinary share
- Basic	0.407	0.448	0.698
- Diluted	0.399	0.428	0.698
(i)

In 2025, the Group declared a cash dividend of US$0.11 per ordinary share and per ADS to its respective shareholders and ADS holders. Certain unexercised share options and unvested RSUs are entitled to participate in these dividends. For EPS calculation, the dividends distributable to holders of unexercised share options and unvested RSUs have been deducted from the amount of earnings available for distribution to common stockholders.